Deposits from banks - Schedule of deposits from banks by type (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of deposits from banks [table]
Non-interest bearing	€ 891	€ 792
Interest bearing	84,201	77,306
Deposits from banks	85,092	78,098	€ 34,826
Netherlands [member]
Disclosure of deposits from banks [table]
Non-interest bearing	570	596
Interest bearing	51,893	49,336
Deposits from banks	52,463	49,931
Rest of the world [member]
Disclosure of deposits from banks [table]
Non-interest bearing	321	196
Interest bearing	32,307	27,971
Deposits from banks	€ 32,629	€ 28,166